Law Offices

Stradley, Ronon, Stevens & Young, LLP

2005 One Commerce Square, Suite 2600
Philadelphia, Pennsylvania 19103-7098
Telephone: (215) 564-8000 Fax: (215) 564-8120
Joan Ohlbaum Swirsky, Esq.
(215) 564-8015
jswirsky@stradley.com

1933 Act Rule 497(e)

1933 Act File No. 333-111986

1940 Act File No. 811-21475

July 25, 2013

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	RBC Funds Trust (the “Registrant”)
SEC File Nos. 333-111986 and 811-21475
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the prospectus supplement, relating to the Access Capital Community Investment Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on July 11, 2013 (Accession Number: 0000897101-13-001039).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Joan Ohlbaum Swirsky

Joan Ohlbaum Swirsky